Capital Structure, Financial Risk and Related Items (Tables)	12 Months Ended
Dec. 31, 2025
Capital Structure, Financial Risk And Related Items [Abstract]
Disclosure of key financial risk areas	In addition to the capital management and financing risk mentioned in Note 4.1, Genmab has identified the following key financial risk areas, which are mainly related to our marketable securities portfolio and borrowings:

⬤	credit risk;
⬤	foreign currency risk; and
⬤	interest rate risk

Disclosure of rating of agencies for marketable securities

Category	S&P	Moody’s	Fitch
Short-term	A-2	P-2	F-2
Long-term	BBB-	Baa3	BBB-

Schedule of total marketable securities by currency	Genmab’s marketable securities denominated in USD, DKK, EUR and GBP as a percentage of total marketable securities were as follows:

	2025	2024
Percent
USD	—%	76%
DKK	—%	15%
EUR	—%	8%
GBP	—%	1%
Total at December 31	—%	100%

Schedule of maturity profile of our marketable securities

	2025	2024
Year of Maturity
2025	—	700
2026	—	449
2027	—	324
2028	—	46
2029	—	22
2030+	—	33
Total at December 31	—	1,574

Schedule of financial assets and liabilities, fair value measurement

		December 31,
	Note	2025	2024
Financial assets measured at fair value through profit or loss
Marketable securities	4.4	—	1,574
Other investments	3.4	37	32
Financial assets measured at amortized cost
Receivables excluding prepayments	3.6	1,069	894
Cash and cash equivalents		1,715	1,380
Financial liabilities measured at amortized cost
Borrowings	4.8	(5,274)	—
Lease liabilities	3.3	(152)	(144)
Other payables excluding provisions	3.8	(1,069)	(489)

		December 31,
		2025				2024
	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets Measured at Fair Value
Marketable securities	4.4	—	—	—	—	1,574	—	—	1,574
Other investments	3.4	9	2	26	37	5	2	25	32

Schedule of level 3 reconciliation of assets	There were no transfers into or out of Level 3 during 2025 or 2024. Acquisitions (capital calls), fair value changes and foreign currency changes on Level 3 investments in 2025 and 2024 were as follows:

Other Investments
Fair value at December 31, 2023	13
Acquisitions	6
Fair value changes	6
Fair value at December 31, 2024	25
Acquisitions	4
Fair value changes	(3)
Fair value at December 31, 2025	26

Disclosure of fair value of financial instruments	For financial instruments that are measured in the balance sheet at fair value, IFRS 13 requires disclosure of fair value measurements by level of the following fair value measurement hierarchy:

•Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities
•Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices)
•Level 3 - Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs).

Schedule of portfolio of marketable securities

	Market value	Share	Market value	Share	Market value	Share
	December 31, 2025%		December 31, 2024%		January 1, 2024%

USD portfolio
Corporate bonds	—	—%	711	45%	895	46%
US government bonds and treasury bills	—	—%	355	22%	481	24%
Commercial paper	—	—%	27	2%	67	3%
Other	—	—%	114	7%	149	8%
Total USD portfolio	—	—%	1,207	76%	1,592	81%
DKK portfolio
Kingdom of Denmark bonds and treasury bills	—	—%	60	4%	62	3%
Danish mortgage- backed securities	—	—%	170	11%	174	9%
Total DKK portfolio	—	—%	230	15%	236	12%
EUR portfolio
European government bonds and treasury bills	—	—%	124	8%	127	6%
GBP portfolio
UK government bonds and treasury bills	—	—%	13	1%	12	1%
Total portfolio	—	—%	1,574	100%	1,967	100%
Marketable securities	—		1,574		1,967

Schedule of finance income and expenses

	2025	2024¹	2023¹
Financial income:
Interest and other financial income	138	144	142
Gain on marketable securities	112	237	157
Gain on other investments, net	—	6	—
Foreign exchange rate gain	158	258	—
Total financial income	408	645	299
Financial expenses:
Other interest expense	(34)	(18)	(10)
Interest expense on borrowings	(27)	—	—
Loss on marketable securities	(46)	(107)	(174)
Loss on other investments, net	(1)	—	(4)
Foreign exchange rate loss	(161)	(166)	(66)
Total financial expenses	(269)	(291)	(254)
Net financial items	139	354	45
1.Certain reclassifications have been made between financial income and expenses for all periods presented. Refer to
Note 1.4 for more information.

Summary of terms and conditions of share-based payment arrangement	See the table below for a summary of key terms of Genmab’s RSU programs:

RSUs Granted in Periods
Key Terms	December 2019 - February 2021	From February 2021
Grants	RSUs are granted at no cost to employees. Number of shares granted is determined based on closing share price on the grant date.
Vesting (Settlement)
Cliff vesting – RSUs become fully vested on the first banking day of the month following a period of three years from the grant date. The three years cliff vesting also applies to PSUs, while also subject to the degree of fulfilment of the applicable performance criteria.
After RSUs vest, the holder receives one share in Genmab A/S for each RSU granted. In jurisdictions in which Genmab as an employer is required to withhold tax and settle with the tax authority on behalf of the employee, Genmab withholds the number of RSUs that are equal to the monetary value of the employee’s tax obligation from the total number of RSUs that otherwise would have been issued to the employee upon vesting (“net settlement”). Genmab A/S may at its sole discretion in extraordinary circumstances choose to make a cash settlement instead of delivering shares.

Leaver
Leavers – Forfeit all unvested RSUs except when due to retirement, death, serious sickness, or serious injury, in which case granted but not yet vested RSUs shall remain outstanding and will be settled in accordance with their terms.
Notwithstanding the above, the December 2020 RSU grant to members of the Board was made subject to pro-rata vesting upon termination of board services.
Employees and Executive Management – RSUs remain outstanding and vest accordingly when the employment relationship is terminated by Genmab without cause.
Good-Leavers[2] – May maintain a pro-rata portion of unvested RSUs. Bad-Leavers[3] – Forfeit all unvested RSUs. Death – Forfeit all unvested RSUs. Voluntary leavers forfeit unvested RSUs.
1.Annual bonuses are paid in cash, with a portion convertible into deferred RSUs, following the determination of achievement against performance goals and KPIs. The vesting of deferred RSUs is not contingent upon continued service and is not subject to any forward-looking performance criteria.
2.“Good-Leaver” - Dismissal without cause or termination of employment due to Genmab’s material breach of the RSU or Warrant holder’s employment terms, or if the participant is a member of the Board, if the membership of the Board ceases for any other reason than as a result of the participant’s death.
3.“Bad-leaver” - Dismissed for cause or during the employment probationary period.

Summary of RSUs activity	RSU Activity in 2025, 2024 and 2023

	Number of RSUs held by the Board of Directors	Number of RSUs held by the Executive Management	Number of RSUs held by employees	Number of RSUs held by former members of the Executive Management, Board of Directors and employees	Total RSUs	Weighted Average Fair Value - RSUs Granted - DKK	Total Fair Value of RSUs Granted - DKK million
Outstanding at January 1, 2023	8,819	112,331	423,142	3,846	548,138
Granted¹	3,361	75,854	208,353	11,643	299,211	2,619.35	784
Settled	(1,880)	(35,773)	(54,871)	(9,805)	(102,329)
Transferred	—	12,918	(55,103)	42,185	—
Forfeited	—	(4,357)	(35)	(37,984)	(42,376)
Outstanding at December 31, 2023	10,300	160,973	521,486	9,885	702,644

Outstanding at January 1, 2024	10,300	160,973	521,486	9,885	702,644
Granted¹	7,097	121,063	344,068	14,484	486,712	1,977.87	963
Settled	(3,367)	(35,320)	(112,663)	(12,465)	(163,815)
Transferred	—	(19,924)	(37,348)	57,272	—
Forfeited	—	(11,667)	(71)	(38,178)	(49,916)
Outstanding at December 31, 2024	14,030	215,125	715,472	30,998	975,625

Outstanding at January 1, 2025	14,030	215,125	715,472	30,998	975,625
Granted¹	10,828	136,205	471,443	39,635	658,111	1,611.15	1,060
Settled	(3,383)	(33,690)	(157,268)	(31,781)	(226,122)
Transferred	997	(12,482)	(89,642)	101,127	—
Forfeited	(672)	(6,449)	(14)	(91,693)	(98,828)
Outstanding at December 31, 2025	21,800	298,709	939,991	48,286	1,308,786
1.RSUs held by the Board of Directors include RSUs granted to employee-elected Board Members as employees of Genmab A/S or its subsidiaries.

Summary of warrant terms	See the table below for a summary of key terms of Genmab’s warrant programs:

Warrants Granted in Periods
Key Terms	March 2017 - February 2021	From February 2021
Grants	Warrants are granted at no cost to employees. Granted at an exercise price equal to the closing share price on the grant date.
Vesting (Exercisable)	Cliff vesting over 3-year period (100% after three years)
Leaver
Leavers - Forfeit all unvested warrants; however, will be able to exercise pro-rata portion of warrants on a regular schedule in instances where the employment relationship is terminated by Genmab without cause.
Good-Leavers - May maintain a pro-rata portion of unvested warrants. Bad-Leavers - Forfeit all unvested warrants. Death - Forfeit all unvested warrants. Voluntary leavers forfeit all unvested warrants.
Lapse	7th anniversary of grant date

Summary of warrants activity

	Number of warrants held by the Board of Directors	Number of warrants held by the Executive Management	Number of warrants held by employees	Number of warrants held by former members of the Executive Management, Board of Directors and employees	Total warrants	Weighted average exercise price - DKK	Weighted average share price at exercise date - DKK	Outstanding Warrants - % of Share Capital
Outstanding at January 1, 2023	1,920	129,798	773,014	33,236	937,968	1,770.31
Granted¹	403	—	198,001	10,973	209,377	2,632.02
Exercised	—	(11,900)	(74,672)	(26,390)	(112,962)	1,341.40	2,657.76
Expired	—	—	(1,200)	(117)	(1,317)	1,225.18
Forfeited	—	—	(32)	(43,143)	(43,175)	2,274.50
Transfers	—	21,295	(103,396)	82,101	—	—
Outstanding at December 31, 2023	2,323	139,193	791,715	56,660	989,891	1,980.25		1%
Exercisable at year end	875	123,345	246,635	45,686	416,541	1,416.25
Exercisable warrants in the money at year end	617	123,345	192,945	43,632	360,539	1,272.37
Outstanding at January 1, 2024	2,323	139,193	791,715	56,660	989,891	1,980.25
Granted¹	694	—	354,255	14,898	369,847	1,974.71
Exercised	—	(63,811)	(31,721)	(17,119)	(112,651)	1,143.29	1,877.19
Expired	—	—	(155)	(132)	(287)	1,032.00
Forfeited	—	—	(73)	(39,564)	(39,637)	2,300.10
Transfers	—	555	(53,903)	53,348	—	—
Outstanding at December 31, 2024	3,017	75,937	1,060,118	68,091	1,207,163	2,046.38		2%
Exercisable at year end	1,226	63,405	321,099	60,686	446,416	1,759.86
Exercisable warrants in the money at year end	—	46,166	77,669	25,477	149,312	1,131.68
Outstanding at January 1, 2025	3,017	75,937	1,060,118	68,091	1,207,163	2,046.38
Granted¹	835	—	504,180	42,373	547,388	1,613.94
Exercised	—	(46,166)	(51,271)	(30,638)	(128,075)	1,139.53	1,689.89
Expired	—	—	(468)	(1,605)	(2,073)	989.32
Forfeited	—	—	(14)	(92,764)	(92,778)	1,936.81
Transfers	1,934	(3,556)	(128,054)	129,676	—	—
Outstanding at December 31, 2025	5,786	26,215	1,384,491	115,133	1,531,625	1,975.81		2%
Exercisable at year end	2,325	22,442	411,526	96,028	532,321	2,109.73
Exercisable warrants in the money at year end	617	5,597	88,025	23,214	117,453	1,546.60
1.Warrants held by the Board include warrants granted to employee-elected Board Members as employees of Genmab A/S or its subsidiaries.

Schedule of fair value of each warrant granted	The fair value of each warrant granted during the year is calculated using the Black-Scholes pricing model with the following assumptions:

Weighted average	2025	2024	2023
Fair value per warrant on grant date	503.09	639.67	924.10
Share price	1,613.94	1,974.71	2,632.02
Exercise price	1,613.94	1,974.71	2,632.02
Expected dividend yield	—%	—%	—%
Expected stock price volatility	31.3%	32.3%	35.3%
Risk-free interest rate	2.05%	2.26%	2.48%
Expected life of warrants	5 years	5 years	5 years

Total Fair Value of Amounts Granted	2025	2024	2023
Total fair value of warrants granted	DKK 275 million	DKK 237 million	DKK 193 million

Schedule of warrants issued and reissued during the period	See table below for warrants issued and reissued and warrants available for reissue under active authorizations as of December 31, 2025:

	March 12, 2025	March 13, 2024	April 13, 2021
	Authorization	Authorization	Authorization
Warrants issued	—	358,760	750,000
Warrants reissued	—	—	65,463
Warrants available for issue	750,000	391,240	—
Warrants available for reissue	—	30,310	38,731

Schedule of changes in share capital

	Number of shares	Share capital	Share capital	Share Price Ranges[1]
		(DKK million)	(USD million)
December 31, 2022	65,961,573	66	10
Exercise of warrants	112,962	—	—	DKK 815.50 to DKK 1,948.00
December 31, 2023	66,074,535	66	10
Exercise of warrants	112,651	—	—	DKK 962.00 to DKK 1,615.00
December 31, 2024	66,187,186	66	10
Exercise of warrants	128,075	—	—	DKK 962.00 to DKK 1,615.00
Share capital reduction	(2,076,853)	(2)	—
December 31, 2025	64,238,408	64	10
1.New shares were subscribed at share prices in connection with the exercise of warrants under Genmab’s warrant program.

Schedule of treasury shares

	Number of shares	Share capital (USD million)	Proportion of share capital %	Cost (USD million)
Shareholding at December 31, 2022	589,948	0.1	0.9%	201
Purchase of treasury shares	220,000	—	0.3%	81
Shares used for funding RSU program	(65,778)	—	(0.1)%	(18)
Shareholding at December 31, 2023	744,170	0.1	1.1%	263
Purchase of treasury shares	2,011,853	0.3	3.0%	560
Shares used for funding RSU program	(109,016)	—	(0.1)%	(36)
Shareholding at December 31, 2024	2,647,007	0.4	4.0%	787
Purchase of treasury shares	2,200,000	0.3	3.3%	430
Shares used for funding RSU program	(150,749)	—	(0.1)%	(53)
Reduction in share capital	(2,076,853)	(0.3)	(3.1)%	(572)
Shareholding at December 31, 2025	2,619,405	0.4	4.1%	592

Schedule of borrowings

	Current			Non-Current
	December 31,	December 31,	January 1,	December 31,	December 31,	January 1,
	2025	2024	2024	2025	2024	2024
Term Loan A (Secured)	53	—	—	909	—	—
Term Loan B (Secured)	207	—	—	1,707	—	—
Secured Notes	7	—	—	1,434	—	—
Unsecured Notes	6	—	—	951	—	—
Total Borrowings	273	—	—	5,001	—	—
Terms and conditions of borrowings

	Interest	Maturity Date	Nominal Value
Term Loan A (Secured)	5.48% Float	December 2030	1,000
Term Loan B (Secured)	6.73% Float	December 2032	2,000
Secured Notes	6.25% Fixed	December 2032	1,500
Unsecured Notes	7.25% Fixed	December 2033	1,000
Total			5,500
1.The interest rate listed is the current percentage as of December 31, 2025, and is subject to change.
Contractual undiscounted cash flows[1]

	Term Loan A (Secured)	Term Loan B (Secured)	Secured Notes	Unsecured Notes	Total
Payments due
Within 1 year	105	331	90	69	595
1 – 3 years	201	810	188	145	1,344
3 – 5 years	937	442	188	145	1,712
More than 5 years	—	1,008	1,688	1,218	3,914
Total	1,243	2,591	2,154	1,577	7,565
1.With respect to debt, the amounts below combine interest and scheduled amortization payments. Interest on floating rate debt was calculated based on the interest rate in effect on December 31, 2025.